Reconciliation of Unrecognized Tax Benefit (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of the year	$ 1,010,000	$ 1,010,000	$ 1,010,000
Additions based on tax positions related to the current year
Increase (decrease) based on tax positions related to prior years
Reductions as a result of statutes of limitations expiring	(1,010,000)
Balance at end of the year		$ 1,010,000	$ 1,010,000